Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent Events

On August 2, 2016, Navigator Aurora, a 37,300 cubic meter semi-refrigerated gas carrier, was delivered from Jiangnan shipyard in China. In connection with the delivery of this vessel, $54.6 million, representing approximately 70% of its construction price, was drawn under the December 2015 Secured Term Loan Facility to partially finance the delivery of this newbuilding.